Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Financial Income and Expenses
Schedule of financial income and expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)

Financial income:
Interest and other financial income	209	51	401	87
Gain on marketable securities, net	4	-	89	-
Gain on other investments, net	30	-	37	-
Foreign exchange rate gain, net	-	1,391	-	1,792

Total financial income	243	1,442	527	1,879

Financial expenses:
Interest and other financial expenses	(7)	(6)	(13)	(10)
Loss on marketable securities, net	-	(126)	-	(315)
Loss on other investments, net	-	(68)	-	(214)
Foreign exchange rate loss, net	(10)	-	(439)	-

Total financial expenses	(17)	(200)	(452)	(539)

Net financial items	226	1,242	75	1,340